Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

	December 31
	2020	2021
	US$	US$
Wages and bonus	35,027	53,677
Dividends	36,764	52,175
License fees and royalties	9,034	10,066
Research and development payable	6,722	6,949
Fixture	767	6,471
Treasury stock	—	4,315
Lease liabilities – current portion	3,058	2,899
Equipment	2,145	2,739
Professional fees	1,869	1,994
Others	9,832	11,383

	105,218	152,668